Derivatives - Gain (loss) included in the Statement of Earnings for changes in the fair value of derivatives that do not qualify for hedge accounting (Details) - Not designated as hedging instrument - USD ($)
$ in Millions
		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Derivative, Gain (Loss) on Derivative, Net [Abstract]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net		$ (100)	$ (78)	$ (72)
MBS with embedded derivatives | Realized losses on securities
Derivative, Gain (Loss) on Derivative, Net [Abstract]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net		(3)	(7)	(5)
Public company warrants | Realized losses on securities
Derivative, Gain (Loss) on Derivative, Net [Abstract]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net		0	0	0
Fixed-indexed annuities (embedded derivative) | Annuity benefits
Derivative, Gain (Loss) on Derivative, Net [Abstract]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net	[1]	(589)	(211)	(17)
Equity index call options | Annuity benefits
Derivative, Gain (Loss) on Derivative, Net [Abstract]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net		494	141	(56)
Reinsurance contract (embedded derivative) | Net investment income
Derivative, Gain (Loss) on Derivative, Net [Abstract]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net		$ (2)	$ (1)	$ 6

[1]	The change in fair value of the embedded derivative includes losses related to unlocking of actuarial assumptions of $25 million in 2017 compared to $17 million in 2016 and $28 million in 2015.